Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable
Schedule of accounts payable

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Vendor payable	62,548,717	66,701,380	74,639,015
Shipping charges payable and others	11,788,991	13,283,638	15,789,367

Total	74,337,708	79,985,018	90,428,382